ACCRUED STOCK PAYABLE (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 18, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020
ACCRUED STOCK PAYABLE
Balance at beginning of the period, Shares			359,415		42,736
Balance at end of the period, Shares		359,415			359,415
Warrant cashless exercises, Shares					259,415
Common Stock awards
ACCRUED STOCK PAYABLE
Balance at beginning of the period, Amount			$ 94,861
Balance at beginning of the period, Shares			359,415
Consultant stock award, Amount	$ 60,900
Consultant stock award, Shares	100,000
Warrant cashless exercises, Amount					$ 33,961
Stock issued, Amount			$ (33,961)
Stock issued, Shares			(259,415)
Balance at end of the period, Amount		$ 94,861	$ 60,900		$ 94,861
Balance at end of the period, Shares		359,415	100,000		359,415
Stock price on date of grant (in dollars per share)	$ 0.61
Consultant stock award, shares issued		0			0
Warrant cashless exercises, Shares					259,415
Number of common shares issued				5,485,814
Common stock subscription, shares issued		5,485,814			5,485,814
Common Stock awards | Common Stock
ACCRUED STOCK PAYABLE
Balance at beginning of the period, Amount			$ 94,861		$ 80,657
Balance at beginning of the period, Shares			359,415		34,469
Employee stock award - accrual, Amount		$ 19,343			$ 19,343
Employee stock award - accrual, Shares					8,267
Consultant stock award, Amount					$ 60,900
Consultant stock award, Shares					100,000
Investor stock award - accrual, Amount					$ 2,185,000
Investor stock award - accrual, Shares					5,485,814
Warrant cashless exercises, Amount					$ 33,961
Stock issued, Amount					$ (2,285,000)
Stock issued, Shares					(5,528,550)
Balance at end of the period, Amount		$ 94,861			$ 94,861
Balance at end of the period, Shares		359,415			359,415
Warrant cashless exercises, Shares					259,415
2020 A warrants
ACCRUED STOCK PAYABLE
Cashless exercise of warrants (in shares)		282,213